Financial instruments and financial risk factors - Narrative (Details) $ in Millions		12 Months Ended
		Dec. 31, 2022 USD ($) bank	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) related to other assets and liabilities classified as measured at fair value		$ (238)	$ 627
Dividends recognised for investments in equity instruments designated as measured at fair value through profit or loss		14	11
Finance debt		46,944	61,176
Proceeds from long-term financing		2,013	6,987	$ 14,736
Issue of perpetual hybrid bonds	[1]	370	924	11,861
Cash and cash equivalents		29,195	30,681	31,111	$ 22,472
Non-controlling interests, hybrid bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Issue of perpetual hybrid bonds	[1]	374	950	$ 11,909
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Finance debt		28,839	36,079
Commodity price risk | Trading [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		63	100
Commodity price risk | Arithmetic Average [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		89	64
Currency risk
Disclosure of detailed information about financial instruments [line items]
Borrowings not swapped		$ 188	211
Period in which maximum value at risk was not exceeded		3 years
Currency risk | Currency Forward Contract, USD And Sterling
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 5	$ 55
Currency risk | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		$ 400
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Proportion of floating rate debt, net of interest rate swaps, to total finance debt		39.00%	41.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, amount		$ 181	$ 251
Finance debt		1,873	2,062
Credit derivative, nominal amount		$ 24,088	$ 24,088
Interest rate risk | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding leases, weighted average maturity period		14 years	12 years
Interest rate risk | Weighted average | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate		4.00%	3.00%
Credit risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		$ 12,600	$ 9,500
Credit risk | Financial assets which are subject to review for impairment under IFRS 9
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		10,300	7,500
Credit risk | Financial guarantee contracts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		267	337
Credit risk | Financial guarantee contracts | Third party arrangement
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		680	694
Credit risk | Joint ventures and associates | Financial guarantee contracts
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		1,704	1,407
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		29,200	30,700
Liquidity risk | Non-controlling interests, hybrid bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Issue of perpetual hybrid bonds		400	900
Liquidity risk | Committed Letter Of Credit Facilities [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity		12,730	12,575
Trade payables		9,520	9,154
Liquidity risk | Secured Letter Of Credit Facilities
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity		3,800	4,290
Liquidity risk | Long-Term Taxable Bonds
Disclosure of detailed information about financial instruments [line items]
Proceeds from long-term financing		2,000	6,000
Liquidity risk | Credit Facility
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity		8,000	8,000
Liquidity risk | Standby Credit Facility
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity		$ 4,000	4,000
Liquidity risk | Committed Letter Of Credit Facilities [Member]
Disclosure of detailed information about financial instruments [line items]
Number of lenders, financial institutions (international bank) | bank		28
Liquidity risk | Standby Credit Facility
Disclosure of detailed information about financial instruments [line items]
Number of lenders, financial institutions (international bank) | bank		27
Liquidity risk | Top of range [member] | Committed Letter Of Credit Facilities [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, maturity term		24 months
Liquidity risk | Bottom of range [member] | Long-Term Taxable Bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings, maturity term		10 years
Currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, undiscounted cash flows		$ 23,970	$ 27,048

[1]	See Note 31 for further information.